Segment Information (Tables)	12 Months Ended
Mar. 31, 2013
Principal Products and Services, and Functions of Each Segment

Principal products and services, and functions of each segment are as follows:

Segment	Principal products and services	Functions
Motorcycle Business	Motorcycles, all-terrain vehicles (ATVs) and relevant parts	Research & Development Manufacturing Sales and related services
Automobile Business	Automobiles and relevant parts	Research & Development Manufacturing Sales and related services
Financial Services Business	Financial, insurance services	Retail loan and lease related to Honda products Others
Power Product and Other Businesses	Power products and relevant parts, and others	Research & Development Manufacturing Sales and related services Others

Segment Information

Segment Information

As of and for the year ended March 31, 2011

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,288,194	¥6,794,098	¥561,896	¥292,679	¥8,936,867	¥—	¥—	¥8,936,867
Intersegment	—	8,218	11,562	15,132	34,912	(34,912)	—	—

Total	¥1,288,194	¥6,802,316	¥573,458	¥307,811	¥8,971,779	¥(34,912)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	1,149,600	6,537,766	387,179	313,336	8,387,881	(34,912)	14,123	8,367,092

Segment income (loss)	¥138,594	¥264,550	¥186,279	¥(5,525)	¥583,898	¥—	¥(14,123)	¥569,775

Equity in income of affiliates	¥40,471	¥100,018	¥—	¥(733)	¥139,756	¥—	¥—	¥139,756
Assets	¥934,472	¥4,888,818	¥5,572,152	¥290,980	¥11,686,422	¥(108,708)	¥—	¥11,577,714
Investments in affiliates	¥76,280	¥341,955	¥—	¥16,756	¥434,991	¥—	¥—	¥434,991
Depreciation and amortization	¥44,525	¥317,939	¥213,805	¥13,146	¥589,415	¥—	¥—	¥589,415
Capital expenditures	¥37,084	¥273,502	¥800,491	¥13,963	¥1,125,040	¥—	¥—	¥1,125,040
Damaged and impairment losses on long-lived assets	¥59	¥16,774	¥835	¥—	¥17,668	¥—	¥—	¥17,668
Provision for credit and lease residual losses on finance subsidiaries-receivables	¥—	¥—	¥13,305	¥—	¥13,305	¥—	¥—	¥13,305

As of and for the year ended March 31, 2012

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,348,828	¥5,805,975	¥516,148	¥277,144	¥7,948,095	¥—	¥—	¥7,948,095
Intersegment	—	16,767	10,428	12,590	39,785	(39,785)	—	—

Total	¥1,348,828	¥5,822,742	¥526,576	¥289,734	¥7,987,880	¥(39,785)	¥—	¥7,948,095
Cost of sales, SG&A and R&D expenses	1,206,226	5,899,948	356,570	293,772	7,756,516	(39,785)	—	7,716,731

Segment income (loss)	¥142,602	¥(77,206)	¥170,006	¥(4,038)	¥231,364	¥—	¥—	¥231,364

Equity in income of affiliates	¥31,185	¥68,521	¥—	¥700	¥100,406	¥—	¥—	¥100,406
Assets	¥1,006,684	¥4,955,791	¥5,644,380	¥305,235	¥11,912,090	¥(124,491)	¥—	¥11,787,599
Investments in affiliates	¥70,275	¥343,429	¥—	¥17,079	¥430,783	¥—	¥—	¥430,783
Depreciation and amortization	¥43,564	¥289,845	¥211,325	¥10,133	¥554,867	¥—	¥—	¥554,867
Capital expenditures	¥62,075	¥349,605	¥686,495	¥10,005	¥1,108,180	¥—	¥—	¥1,108,180
Damaged and impairment losses on long-lived assets	¥—	¥8,260	¥1,514	¥2,330	¥12,104	¥—	¥—	¥12,104
Provision for credit and lease residual losses on finance subsidiaries-receivables	¥—	¥—	¥13,032	¥—	¥13,032	¥—	¥—	¥13,032

As of and for the year ended March 31, 2013

	Yen (millions)
	Motorcycle Business	Automobile Business	Financial Services Business	Power Product and Other Businesses	Segment Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,339,549	¥7,709,216	¥548,506	¥280,676	¥9,877,947	¥—	¥—	¥9,877,947
Intersegment	—	14,374	11,750	10,994	37,118	(37,118)	—	—

Total	¥1,339,549	¥7,723,590	¥560,256	¥291,670	¥9,915,065	¥(37,118)	¥—	¥9,877,947
Cost of sales, SG&A and R&D expenses	1,229,316	7,437,599	402,098	301,242	9,370,255	(37,118)	—	9,333,137

Segment income (loss)	¥110,233	¥285,991	¥158,158	¥(9,572)	¥544,810	¥—	¥—	¥544,810

Equity in income of affiliates	¥25,606	¥56,361	¥—	¥756	¥82,723	¥—	¥—	¥82,723
Assets	¥1,095,357	¥5,759,126	¥6,765,322	¥309,149	¥13,928,954	¥(293,597)	¥—	¥13,635,357
Investments in affiliates	¥85,039	¥352,317	¥—	¥20,020	¥457,376	¥—	¥—	¥457,376
Depreciation and amortization	¥34,665	¥290,522	¥256,166	¥9,116	¥590,469	¥—	¥—	¥590,469
Capital expenditures	¥73,513	¥540,625	¥794,869	¥14,519	¥1,423,526	¥—	¥—	¥1,423,526
Damaged and impairment losses on long-lived assets	¥—	¥—	¥4,773	¥—	¥4,773	¥—	¥—	¥4,773
Provision for credit and lease residual losses on finance subsidiaries-receivables	¥—	¥—	¥10,059	¥—	¥10,059	¥—	¥—	¥10,059

Explanatory notes:

1.

Segment income (loss) of each segment is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which are out-of-period adjustments. Expenses not directly associated with specific segments are allocated based on the most reasonable measures applicable. Out-of-period adjustments were the losses resulted from inventory management trading activities at a domestic subsidiary. This domestic subsidiary temporarily purchased sea food products from seafood companies with the promise that they would buy back such products after certain period, in order to bridge the gap between the purchasing period (the fishing season) and the sales period for sea food products. The Company recognized the related cumulative losses at the beginning of the fiscal year ended March 31, 2011 in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2011. The amount of out-of-period adjustments are not reported to or used by the chief operating decision maker in deciding how to allocate resources and in assessing the Company’s operating performance. Therefore, the adjustments were not included in Power product and other businesses but as Other Adjustments for the year ended March 31, 2011.

2.	Assets of each segment are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets. Segment assets are based on those directly associated with each segment and those not directly associated with specific segments are allocated based on the most reasonable measures applicable except for the corporate assets described below.
3.	Intersegment sales and revenues are generally made at values that approximate arm’s-length prices.
4.	Unallocated corporate assets, included in reconciling items, amounted to ¥453,116 million as of March 31, 2011, ¥399,732 million as of March 31, 2012 and ¥293,583 million as of March 31, 2013, respectively, which consist primarily of cash and cash equivalents, available-for-sale securities and held-to-maturity securities held by the Company. Reconciling items also include elimination of intersegment transactions.
5.	Depreciation and amortization of Financial services business include ¥212,143 million for the year ended March 31, 2011, ¥209,762 million for the year ended March 31, 2012 and ¥254,933 million for the year ended March 31, 2013, respectively, of depreciation of property on operating leases.
6.	Capital expenditures of Financial services business includes ¥798,420 million for the year ended March 31, 2011, ¥683,767 million for the year ended March 31, 2012 and ¥793,118 million for the year ended March 31, 2013, respectively, of purchases of operating lease assets.
7.	Previously, Honda used principally the declining-balance method for calculating the depreciation of property, plant and equipment. Effective April 1, 2012, Honda changed to the straight line method of depreciation. As a result of the change in depreciation method, depreciation expense for the year ended March 31, 2013 decreased by approximately ¥6,358 million in Motorcycle business, ¥48,568 million in Automobile business, ¥77 million in Financial services business and ¥1,297 million in Power product and other businesses, respectively. It resulted in an increase of segment income, see note 1(k).
8.	For the year ended March 31, 2012 and 2013, impacts of the floods in Thailand are mainly included in Cost of sales, SG&A and R&D expenses of Automobile business, see note 1(v).
9.	The amounts of Assets as of March 31, 2011 and 2012 have been corrected from the amounts previously disclosed, see note 1(w).
10.	The amounts of Depreciation and amortization for the year ended March 31, 2011 and 2012 have been corrected from the amounts previously disclosed.

External Sales and Other Operating Revenue by Product or Service Groups

External Sales and Other Operating Revenue by Product or Service Groups

	Yen (millions)
	2011	2012	2013
Motorcycles and relevant parts	¥1,225,098	¥1,286,319	¥1,274,890
All-terrain vehicles (ATVs) and relevant parts	63,096	62,509	64,659
Automobiles and relevant parts	6,794,098	5,805,975	7,709,216
Financial, insurance services	561,896	516,148	548,506
Power products and relevant parts	202,838	208,661	221,321
Others	89,841	68,483	59,355

Total	¥8,936,867	¥7,948,095	¥9,877,947

Geographical Information

Geographical Information

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,834,003	¥3,504,765	¥3,598,099	¥8,936,867
Long-lived assets	¥1,053,168	¥1,766,814	¥571,591	¥3,391,573

As of and for the year ended March 31, 2012

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,774,573	¥3,099,810	¥3,073,712	¥7,948,095
Long-lived assets	¥1,048,402	¥1,889,567	¥596,939	¥3,534,908

As of and for the year ended March 31, 2013

	Yen (millions)
	Japan	United States	Other Countries	Total
Net sales and other operating revenue	¥1,925,333	¥4,063,727	¥3,888,887	¥9,877,947
Long-lived assets	¥1,167,236	¥2,380,885	¥802,697	¥4,350,818

Supplemental Geographical Information Based on Location of the Company and Its Subsidiaries

Supplemental geographical information based on the location of the Company and its subsidiaries

As of and for the year ended March 31, 2011

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,834,003	¥3,941,505	¥618,426	¥1,594,058	¥948,875	¥8,936,867	¥—	¥—	¥8,936,867
Transfers between geographic areas	1,777,204	206,392	80,872	247,109	33,208	2,344,785	(2,344,785)	—	—

Total	¥3,611,207	¥4,147,897	¥699,298	¥1,841,167	¥982,083	¥11,281,652	¥(2,344,785)	¥—	¥8,936,867
Cost of sales, SG&A and R&D expenses	¥3,545,089	¥3,846,975	¥709,501	¥1,690,530	¥912,534	¥10,704,629	¥(2,351,660)	¥14,123	¥8,367,092

Operating income (loss)	¥66,118	¥300,922	¥(10,203)	¥150,637	¥69,549	¥577,023	¥6,875	¥(14,123)	¥569,775

Assets	¥2,882,470	¥6,209,145	¥564,678	¥1,049,113	¥658,636	¥11,364,042	¥213,672	¥—	¥11,577,714
Long-lived assets	¥1,053,168	¥1,852,542	¥106,633	¥231,867	¥147,363	¥3,391,573	¥—	¥—	¥3,391,573

As of and for the year ended March 31, 2012

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,774,573	¥3,500,245	¥519,329	¥1,276,621	¥877,327	¥7,948,095	¥—	¥—	¥7,948,095
Transfers between geographic areas	1,588,379	214,511	61,463	213,857	15,805	2,094,015	(2,094,015)	—	—

Total	¥3,362,952	¥3,714,756	¥580,792	¥1,490,478	¥893,132	¥10,042,110	¥(2,094,015)	¥—	¥7,948,095
Cost of sales, SG&A and R&D expenses	¥3,472,786	¥3,491,463	¥592,901	¥1,413,608	¥836,176	¥9,806,934	¥(2,090,203)	¥—	¥7,716,731

Operating income (loss)	¥(109,834)	¥223,293	¥(12,109)	¥76,870	¥56,956	¥235,176	¥(3,812)	¥—	¥231,364

Assets	¥3,112,901	¥6,333,851	¥568,790	¥1,070,331	¥611,818	¥11,697,691	¥89,908	¥—	¥11,787,599
Long-lived assets	¥1,048,402	¥1,970,631	¥111,354	¥274,182	¥130,339	¥3,534,908	¥—	¥—	¥3,534,908

As of and for the year ended March 31, 2013

	Yen (millions)
	Japan	North America	Europe	Asia	Other Regions	Total	Reconciling Items	Other Adjustments	Consolidated
Net sales and other operating revenue:
External customers	¥1,925,333	¥4,612,361	¥536,856	¥1,926,434	¥876,963	¥9,877,947	¥—	¥—	¥9,877,947
Transfers between geographic areas	1,968,179	244,741	105,254	379,213	19,504	2,716,891	(2,716,891)	—	—

Total	¥3,893,512	¥4,857,102	¥642,110	¥2,305,647	¥896,467	¥12,594,838	¥(2,716,891)	¥—	¥9,877,947
Cost of sales, SG&A and R&D expenses	¥3,715,084	¥4,648,184	¥641,650	¥2,158,889	¥860,773	¥12,024,580	¥(2,691,443)	¥—	¥9,333,137

Operating income (loss)	¥178,428	¥208,918	¥460	¥146,758	¥35,694	¥570,258	¥(25,448)	¥—	¥544,810

Assets	¥3,264,383	¥7,645,540	¥673,667	¥1,523,192	¥660,856	¥13,767,638	¥(132,281)	¥—	¥13,635,357
Long-lived assets	¥1,167,236	¥2,481,097	¥124,088	¥434,827	¥143,570	¥4,350,818	¥—	¥—	¥4,350,818

Explanatory notes:

1.	Major countries or regions in each geographic area:

North America	United States, Canada, Mexico
Europe	United Kingdom, Germany, France, Italy, Belgium
Asia	Thailand, Indonesia, China, India, Vietnam
Other Regions	Brazil, Australia

2.	Operating income (loss) of each geographical region is measured in a consistent manner with consolidated operating income, which is income before income taxes and equity in income of affiliates before other income (expenses), except Other Adjustments, which are out-of-period adjustments. Out-of-period adjustments were the losses resulted from inventory management trading activities at a domestic subsidiary. This domestic subsidiary temporarily purchased sea food products from seafood companies with the promise that they would buy back such products after certain period, in order to bridge the gap between the purchasing period (the fishing season) and the sales period for sea food products. The Company recognized the related cumulative losses at the beginning of the fiscal year ended March 31, 2011 in selling, general and administrative expenses in the consolidated statement of income for the year ended March 31, 2011. The adjustments were not included in Japan but as Other Adjustments for the year ended March 31, 2011.
3.	Assets of each geographical region are defined as total assets, including derivative financial instruments, investments in affiliates, and deferred tax assets.
4.	Sales and revenues between geographic areas are generally made at values that approximate arm’s-length prices.
5.	Unallocated corporate assets, included in reconciling items, amounted to ¥453,116 million as of March 31, 2011, ¥399,732 million as of March 31, 2012 and ¥293,583 million as of March 31, 2013, respectively, which consist primarily of cash and cash equivalents, available-for-sale securities and held-to-maturity securities held by the Company. Reconciling items also include elimination of transactions between geographic areas.
6.	Previously, Honda used principally the declining-balance method for calculating the depreciation of property, plant and equipment. Effective April 1, 2012, Honda changed to the straight line method of depreciation. As a result of the change in depreciation method, depreciation expense for the year ended March 31, 2013 decreased by approximately ¥42,486 million in Japan, ¥9,602 million in North America, ¥1,068 million in Europe and ¥3,144 million in Asia, respectively. It resulted in an increase of operating income, see note 1(k).
7.	For the year ended March 31, 2012 and 2013, impacts of the floods in Thailand are included in Cost of sales, SG&A and R&D expenses of Asia, see note 1(v).
8.	The amounts of Assets as of March 31, 2011 and 2012 have been corrected from the amounts previously disclosed, see note 1(w).